Cover	Jun. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2024
Entity File Number	001-41475
Entity Registrant Name	PaxMedica, Inc.
Entity Central Index Key	0001811623
Entity Tax Identification Number	85-0870387
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	303 South Broadway
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	Tarrytown
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10591
City Area Code	914
Local Phone Number	987-2876
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PXMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false